Significant Accounting Policies - Additional Information (Details) - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jul. 23, 2021	Jan. 22, 2021
Significant Accounting Policies [Line Items]
Deferred offering costs	$ 285,941
organizational expenses	4,000
Deferred tax asset net operating loss carry forwards and startup costs	10,231
Number of warrants exercised		0
Federal depository insurance coverage amount	250,000	$ 250,000
Accrued interest and penalties related to unrecognized tax liabilities	0	0
Investments and cash held in Trust Account		$ 450,018,248
Redemption percentage of shares if business combination not completed		100.00%
Business combination description		the Company does not complete the Business Combination within 24 months from the closing of the Public Offering; or (iii) the redemption of 100% of the public shares of common stock if the Company is unable to complete a Business Combination within 24 months from the closing of the Public Offering
Going concern description		If the Company does not complete its Business Combination by January 22, 2023, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the common stock sold as part of the units in the Public Offering, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of franchise and income taxes payable and less up to $100,000 of such net interest which may be distributed to the Company to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s Board of Directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
Dissolution expenses, maximum allowed	100,000	$ 100,000
Current liabilities	461,173	24,807,367
Working capital	$ 14,918	$ 23,211,715
Common Class F [Member]
Significant Accounting Policies [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Class A Common Stock
Significant Accounting Policies [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Shares subject to possible redemption	0	45,000,000
Redemption percentage of shares if business combination not completed	100.00%	100.00%
Initial Public Offering
Significant Accounting Policies [Line Items]
Offering costs		$ 25,363,020
Underwriters' fees		24,750,000
Offering costs related to warrant liability		$ 918,141
Shares subject to possible redemption				45,000,000
Initial Public Offering | Class A Common Stock
Significant Accounting Policies [Line Items]
Shares subject to possible redemption		45,000,000
Warrants
Significant Accounting Policies [Line Items]
Potential common shares for outstanding warrants to purchase stock were excluded from diluted earnings per share		14,500,000
Common Stock
Significant Accounting Policies [Line Items]
Shares called by warrants				14,500,000
Share price				$ 11.50